Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 01, 2021
Curasset Capital Management Core Bond Fund Founders Class
Account Value [Line Items]
Account Value	$ 10,105	$ 9,130	$ 8,890	$ 10,000
Curasset Capital Management Limited Term Income Fund Founders Class
Account Value [Line Items]
Account Value	10,820	10,099	9,633	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	9,560	8,560	8,510	10,000
Bloomberg US 1-3 Yr Bond Index
Account Value [Line Items]
Account Value	$ 10,670	$ 9,870	$ 9,540	$ 10,000